     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 15, 2002
                                                               File No. 811-8572
                                                               File No. 33-80514
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 / /
                       POST-EFFECTIVE AMENDMENT NO. 16 /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 / /
                              AMENDMENT NO. 17 /X/


                               BISHOP STREET FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                          C/O THE CT CORPORATION SYSTEM
                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE 1-888-462-5386

                                 KEVIN P. ROBINS
                           C/O SEI INVESTMENTS COMPANY
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
                            RICHARD W. GRANT, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

   It is proposed that this filing become effective (check appropriate box)



                / / immediately upon filing pursuant to paragraph (b) / / on [date] pursuant to paragraph (b)
                / / 60 days after filing pursuant to paragraph (a) /X/ 75 days after filing pursuant to paragraph (a)
                / /  on [date] pursuant to paragraph (a) of Rule 485

                     CLASS A AND INSTITUTIONAL CLASS SHARES

                               BISHOP STREET FUNDS

                                   PROSPECTUS

                                  JULY 1, 2002

                              STRATEGIC GROWTH FUND

                               INVESTMENT ADVISER

                        BISHOP STREET CAPITAL MANAGEMENT

                                   SUB-ADVISER

                       BNP PARIBAS ASSET MANAGEMENT, INC.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). Each Fund has individual investment goals and strategies. This prospectus gives you important information about Class A and Institutional Class Shares of the Bishop Street Strategic Growth Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. In the next column, there is some general information you should know about risk and return that is common to the Fund.

If you would like more detailed information about the Strategic Growth Fund, please see:

                                                                                        PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
         PERFORMANCE INFORMATION AND EXPENSES........................................   XXX
     MORE INFORMATION ABOUT RISK.....................................................   XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.........................................   XXX
     INVESTMENT ADVISER, SUB-ADVISER, AND PORTFOLIO MANAGER
         AND INVESTMENT COMMITTEE....................................................   XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES..................................   XXX
     DIVIDENDS AND DISTRIBUTIONS.....................................................   XXX
     TAXES...........................................................................   XXX
     THE BOARD OF TRUSTEES...........................................................   XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         BISHOP STREET FUNDS ........................................................   Back Cover

BISHOP STREET STRATEGIC GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                       Long-term capital appreciation

INVESTMENT FOCUS                      Common stocks

SHARE PRICE VOLATILITY                High

PRINCIPAL INVESTMENT STRATEGY         Investing in U.S. growth stocks

INVESTOR PROFILE                      Investors seeking long-term capital appreciation,
                                      who are willing to accept the risk of high share
                                      price volatility

INVESTMENT STRATEGY

The Strategic Growth Fund primarily invests in U.S. common stocks that the Sub-Adviser believes have potential for capital appreciation. The Fund's portfolio is comprised of approximately fifty equally-weighted stocks. The Fund expects to remain as fully invested in the above securities as practicable.

The Sub-Adviser's investment strategy uses a proprietary, quantitative investment model to make investment decisions for the Fund. The Sub-Adviser's model selects securities from an initial database of approximately 1500 stocks which is screened down to 500. This screening is based on factors such as market capitalization and daily trading volume. The model then ranks the securities based on a myriad of other factors, such as growth prospects, and produces "buy", "hold" and "sell" recommendations. All factors used in the model are based on the Sub-Adviser's in-house research.

The Fund's portfolio manager reviews the model's recommendations generally on a daily basis to maintain approximate equal weightings of the stocks in the Fund's portfolio. On a monthly basis, the portfolio manager and the Investment Committee rebalance the Fund's portfolio and make buy and sell decisions for the Fund based on the model's recommendations. The portfolio manager and the Investment Committee generally do not override the model's recommendations, absent unusual circumstances. See "Portfolio Manager and Investment Committee" for more information. The Sub-Adviser expects the Fund to experience a low level of portfolio turnover.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

PERFORMANCE INFORMATION

As of July 1, 2002, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Fund shares.

                                                                                               INSTITUTIONAL CLASS
                                                                             CLASS A SHARES          SHARES
                                                                             --------------    -------------------
Maximum Sales Charge (Load) Imposed on Purchases                                5.75%                None
  (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                           None                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                              None                None
Redemption Fee (as a percentage of amount redeemed, if applicable)               None                None
Exchange Fee                                                                     None                None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                     CLASS A SHARES      INSTITUTIONAL CLASS SHARES
                                                     --------------      --------------------------
Management Fees                                           0.74%                  0.74%
Distribution Fees (12b-1 fees)                            0.25%                  None
Other Expenses                                            X.XX%*                 X.XX%*
                                                          ------                 ------
Total Annual Fund Operating Expenses                      X.XX%**                X.XX%**

* Other Expenses are based on estimated amounts, and include shareholder servicing fees.
** The Fund's actual total annual operating expenses are expected to be less than the amount shown above because the Adviser and Administrator have voluntarily agreed to waive a portion of their fees (or reimburse Fund expenses) in order to keep total operating expenses at a specified level. The Adviser or Administrator may discontinue all or part of these waivers/reimbursements at any time. With these fee waivers/reimbursements, the Fund's actual total annual operating expenses are expected to be as follows:

         Class A Shares                          1.50%
         Institutional Class Shares              1.25%

For more information about these fees, see "Investment Adviser, Sub-Adviser, Portfolio Manager and Investment Committee."

EXAMPLE:  COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                        1 YEAR                   3 YEARS
CLASS A SHARES                           $XXX                     $XXX
INSTITUTIONAL CLASS SHARES               $XXX                     $XXX

MORE INFORMATION ABOUT RISK

MANAGEMENT RISK - The risk that a strategy used by the Fund's management may fail to produce the intended result.

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in short-term obligations, cash, or cash equivalents. When the Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INVESTMENT ADVISER, SUB-ADVISER, PORTFOLIO MANAGER AND INVESTMENT COMMITTEE

INVESTMENT ADVISER

Bishop Street Capital Management (Adviser) continuously reviews, supervises and administers the Fund's investment program.

The Adviser also oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser for its services out of the investment advisory fees that the Adviser receives from the Fund (described below).

The Board of Trustees of the Bishop Street Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

The Adviser is a U.S. registered investment adviser and a direct, wholly-owned subsidiary of First Hawaiian Bank. Before February 22, 2000, First Hawaiian Bank served as Adviser to the Fund. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. As of March 31, 2002, the Adviser had approximately $[XXX] billion in assets under management. For its advisory services, the Fund pays the Adviser a fee of 0.74% of the Fund's average net assets.

INVESTMENT SUB-ADVISER

BNP Paribas Asset Management, Inc. (Sub-Adviser) serves as the Fund's sub-adviser and manages the Fund's assets on a day-to-day basis. The Sub-Adviser selects, buys and sells securities for the Fund under the general supervision of the Adviser and the Board of Trustees. For its sub-advisory services, the Adviser (not the Fund) pays the Sub-Adviser an annual fee of 0.37% of the Fund's average net assets (less fee waivers). The Sub-Adviser and the Adviser are indirect subsidiaries of BNP Paribas. The Sub-Adviser is a U.S. registered investment adviser and a direct, wholly-owned subsidiary of Paribas North America, Inc. As of March 31, 2002, the Sub-Adviser had approximately $XXX billion in assets under management.

The information below represents the performance of the Parvest Fund, an offshore open-end fund advised by the Sub-Adviser. This offshore fund has equivalent investment goals and strategies to those of the Fund, but is not generally available to U.S. investors. Since the offshore fund is not a U.S. registered mutual fund, it is not subject to the same investment limitations, diversification requirements, and other restrictions imposed by the SEC and the IRS. If it were, the offshore fund's performance might have been lower. To the extent the offshore fund's expenses differ from the Fund's expenses, performance will vary accordingly.

The following bar chart and table are meant to provide you with a measure of the Sub-Adviser's performance in managing the similar offshore fund. The Sub-Adviser's past performance in managing the offshore fund is no guarantee of the Sub-Adviser's future performance in managing the Fund.

This bar chart shows changes in the offshore fund's performance from calendar year to calendar year.

                           [BAR CHART TO BE INSERTED]

This table compares the offshore fund's average annual total returns for the periods ended December 31, 2001 to those of the S&P 500 Composite Index. The index returns are provided to give you a sense of how the offshore fund performed compared to a broad-based U.S. equity market index. The performance information provided is prepared in accordance with the standard SEC average annual total return calculations.

                                      1 YEAR             3 YEARS              5 YEARS           SINCE INCEPTION*
                                      ------             -------              -------           ----------------
Parvest Fund**                        XX.XX%              XX.XX%               XX.XX%                XX.XX%

S&P 500 Composite Index               XX.XX%              XX.XX%               XX.XX%                XX.XX%

* The offshore fund's date of inception is [DATE]. Index returns available from [DATE].
** To the extent the offshore fund's expenses differ from the Fund's expenses, performance will vary accordingly.

The S&P 500 Composite Index is a widely-recognized, market value weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks, designed to mimic the overall equity market's industry weighting.

PORTFOLIO MANAGER AND INVESTMENT COMMITTEE

Hubert Goye serves as the Fund's portfolio manager. He has more than 14 years of investment experience. Before joining Paribas Asset Management ("PAM") in 1990, Mr. Goye spent two years researching and implementing arbitrage operations for Banque Internationale de Placement. He then specialized in quantitative techniques and was involved in the development of an enhanced version of the US equity model. He became responsible for PAM's (now BNP PAM's) Index Management activity in 1995 and for active quantitative activities in 1996. He has since then continued to be the Head of the US Equity team within BNP PAM. Mr. Goye holds an advanced degree in Engineering from Ecole Nationale des Ponts et Chaussees in France. The Investment Committee is comprised of a group of the Sub-Adviser's investment professionals. Our US Core Growth product is managed by 5 people based on a team approach, with the final decision remaining with the fund manager.

ADDITIONAL COMPENSATION

Bishop Street Capital Management and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Bishop Street Capital Management and its affiliates may also receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services. These services may include the following:

SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Servicing Plan that allows the Fund to pay shareholder servicing fees of up to 0.25% of the Fund's average daily net assets for the servicing of its shares, and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares and Institutional Class Shares of the Fund.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-     Mail;
-     Telephone;
-     Wire; or
-     Direct Deposit.

To purchase Class A Shares and Institutional Class Shares directly from us, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. Write your check, payable in U.S. dollars, to Bishop Street Funds and mail to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721. We cannot accept third-party checks, credit cards, credit card checks or cash.

You may also purchase Class A Shares through a representative of BancWest Corporation and its banking and non-banking subsidiaries, or other institutions that have executed dealer agreements.

Institutional Class Shares may be purchased by: (i) holders of fiduciary, advisory, agency, custodial and other similar accounts maintained with BancWest Corporation and its banking and non-banking subsidiaries; (ii) shareholders of the Bishop Street Funds with an existing Fund account before June 14, 1999;
(iii) registered investment advisers, regulated by a federal or state governmental authority, or financial planners who purchase shares for an account for which they are authorized to make investment decisions and who are compensated by their clients for their services; (iv) retirement and other benefit plans sponsored by governmental entities; and (v) financial institutions, which may purchase shares on their own account or as record owner on behalf of their fiduciary, agency or custodial accounts.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and that could adversely affect the Fund or its operations. This includes those requests from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value (NAV) per share next determined after the Fund receives your purchase order (plus any applicable sales charges). The Fund is deemed to have received your order upon receipt of a completed account application and a check or money order. If you already have an existing account, the Fund is deemed to have received your order upon receipt of your order and your check or money order.

The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV for the Fund, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

Eligible investors may open an account with a $1,000 minimum initial investment per Fund ($500 for those investing in retirement plans). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per Fund. You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

STRATEGIC GROWTH FUND

                                         YOUR SALES CHARGE AS A PERCENTAGE OF     YOUR SALES CHARGE AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:                             OF OFFERING PRICE                     YOUR NET INVESTMENT
----------------------                   ------------------------------------     ------------------------------------
Less than $50,000                                       5.75%                                   6.10%
$50,000 but less than $100,000                          4.50%                                   4.71%
$100,000 but less than $250,000                         3.50%                                   3.63%
$250,000 but less than $500,000                         2.50%                                   2.56%
$500,000 but less than $1,000,000                       2.00%                                   2.04%
$1,000,000 and over*                                    0.00%                                   0.00%

* Even though you do not pay a sales charge on purchases of $1,000,000 or more, the Fund's distributor may pay dealers a 1% commission for these transactions.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

-     by reinvestment of dividends and distributions;
- by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Class A Shares");
- by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;
- by present and retired Trustees of the Trust and officers, directors and employees (and members of their immediate family) of BancWest Corporation and its banking and non-banking subsidiaries;
- by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with BancWest Corporation and its banking and non-banking subsidiaries;
- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with BancWest Corporation and its banking and non-banking subsidiaries acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or
- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Fund's distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a distribution fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and must include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in any Bishop Street Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries who have arranged to purchase shares through the AIP) because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request (plus any applicable sales charges).

CLASS A SHARES

You may exchange Class A Shares of any Bishop Street Fund for Class A Shares of any other Bishop Street Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

INSTITUTIONAL CLASS SHARES

You may exchange Institutional Class Shares of any Bishop Street Fund for Institutional Class Shares of any other Bishop Street Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a Class A distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its Class A Shares, and for services provided to Class A shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees, as a percentage of average daily net assets for the Fund's Class A Shares, is 0.25%.

The Fund's distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Fund's distributor from any sales charge it receives or from any other source available to it. Under any such program, the Fund's distributor may provide cash or non-cash compensation as recognition for past sales or encouragement of future sales that may include the following: merchandise, travel, expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income, if any, quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of the Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE BOARD OF TRUSTEES

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:

NAME                         BUSINESS HISTORY
Martin Anderson              Partner, Goodsill Anderson Quinn & Stifel since
                             1951

Charles E. Carlbom           Chairman, BPI, Inc. since 1999; President and CEO,
                             United Grocers, Inc. (1997-1999); President and
                             CEO, Western Family Food, Inc., Western Family
                             Holding Inc. (1982-1997)

Philip H. Ching              Vice Chairman, First Hawaiian Bank (1968-1996)

James L. Huffman             Dean and Professor, Lewis & Clark Law School since
                             1973

Robert A. Nesher             Chairman, SEI Mutual Funds since 1974; Director
                             and Executive Vice President of the Fund's
                             administrator and distributor (1981-1994)

William S. Richardson        Trustee, Kamehameha Schools Bishop Estate
                             (1982-1992); Chief Justice, Supreme Court of
                             Hawaii (1966-1983)

Peter F. Sansevero           Regional Director of the Northwestern Region and
                             First Vice President, Merrill Lynch (1958-1997)

Manuel R. Sylvester          Managing Partner, Coopers & Lybrand L.L.P.
                             (1978-1992); Executive Partner, Coopers & Lybrand
                             L.L.P. (1992)

Joyce S. Tsunoda             Senior Vice President, University of Hawaii System
                             since 1989; Chancellor, Community
                             Colleges-University of Hawaii since 1983

                               BISHOP STREET FUNDS

INVESTMENT ADVISER

Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813

SUB-ADVISER

BNP Paribas Asset Management, Inc.
787 Seventh Avenue
New York, New York 13319

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI for the Fund dated July 1, 2002 includes detailed information about the Fund and the Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-262-9565

BY MAIL:  Write to the Fund
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Bishop Street Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Fund's Investment Company Act registration number is 811-08572.

Visit us online at www.bishopstreetfunds.com.

                       STATEMENT OF ADDITIONAL INFORMATION

                               BISHOP STREET FUNDS
                                  JULY 1, 2002

                               INVESTMENT ADVISER:
                        BISHOP STREET CAPITAL MANAGEMENT

This Statement of Additional Information (SAI) is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Bishop Street Funds (the "Trust") and should be read in conjunction with the Bishop Street Funds' prospectus dated July 1, 2002. This SAI relates to the following series of the Trust (the "Fund"):

                              STRATEGIC GROWTH FUND

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. Prospectuses may be obtained without charge through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-262-9565.

                                TABLE OF CONTENTS

                                                                             Page
                                                                             ----
The Trust.................................................................    S-2
Description of Permitted Investments......................................    S-2
Investment Limitations....................................................    S-8
The Adviser...............................................................   S-10
The Sub-Adviser...........................................................   S-11
The Administrator.........................................................   S-11
The Distributor...........................................................    S-9
Distribution Plan.........................................................   S-12
The Transfer Agent........................................................   S-13
The Custodian.............................................................   S-14
Codes of Ethics...........................................................   S-14
Independent Accountants...................................................   S-14
Legal Counsel.............................................................   S-14
Trustees and Officers of the Trust........................................   S-14
Reporting.................................................................   S-20
Performance...............................................................   S-20
Calculation of Total Return...............................................   S-21
Purchasing and Redeeming Shares...........................................   S-22
Determination of Net Asset Value..........................................   S-22
Taxes.....................................................................   S-23
Fund Transactions.........................................................   S-25
Description of Shares.....................................................   S-27
Voting....................................................................   S-28
Shareholder Liability.....................................................   S-28
Limitation of Trustees' Liability.........................................   S-28

                                                                    BSF-F-011-01

                                    THE TRUST

GENERAL. The Fund is a separate series of the Trust, an open-ended management investment company. The Trust is organized under Massachusetts law, as a Massachusetts business trust, under an Amended and Restated Agreement and Declaration of Trust dated September 1, 1994. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of funds ("funds"). The Trust currently has six funds (including the Fund), but this SAI relates only to the Strategic Growth Fund.

Shareholders may purchase shares of the Fund through two separate classes, Class A and Institutional Class, which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class A Shares and the Institutional Class Shares pertaining to sales charges, distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each Fund share represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund votes separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval may be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. A Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

                      DESCRIPTION OF PERMITTED INVESTMENTS

         The following information supplements the information about permitted investments set forth in the Prospectus.

                          FUND INVESTMENTS & PRACTICES

LEGEND

%     - Maximum percentage permissible. All percentages shown are of total assets unless otherwise noted.
#     - No Policy limitation; Fund may be currently using.
*     - Permitted, but not typically used.
-     - Not permitted, except for temporary emergency purposes

                             NON-MONEY MARKET FUNDS
                             ----------------------

                                                                       STRATEGIC GROWTH FUND
                                                                       ---------------------
ADRs                                                                             #

Asset-Backed Securities                                                          -

Bank Obligations                                                                 -

Commercial Paper                                                                 -

Convertible Debt Securities                                                      -

Convertible Equity Securities                                                    #

Corporate Debt Obligations                                                       -

Equity Securities                                                                #

[FUTURES]                                                                        *

Investment Company Shares                                                       10%

Mortgage-Backed Securities                                                       -

Municipal Securities                                                             -

[OPTIONS]                                                                        *

Repurchase Agreements                                                            *

Restricted Securities                                                           15%

Securities of Foreign Issuers                                                    *

Supranational Agency Obligations                                                 -

U.S. Government Agency and Treasury Obligations                                  -

Variable & Floating Rate Instruments                                             -

Zero Coupon Obligations                                                          -

INVESTMENT PRACTICES

Borrowing                                                                       33%

Illiquid Securities                                                             15%(1)

Securities Lending                                                              15%

Standby Commitments                                                             33%

When-Issued Securities                                                          33%

1. Percentage is based on net assets, not total assets.

      AMERICAN DEPOSITARY RECEIPTS (ADRS) - ADRs are securities typically issued by U.S. financial institutions (depositaries). ADRs represent ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

      EQUITY SECURITIES - Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

      FOREIGN SECURITIES - U.S. dollar denominated obligations of foreign issuers may consist of obligations of foreign branches of U.S. banks and of foreign banks, including

European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. American Depositary Receipts have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Futures and Options on Futures - As consistent with the Fund's investment objectives, the Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") for "bona fide hedging purposes" (as defined by the CFTC), or for other purposes to the extent the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's net assets.

The Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, may reduce a Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over-the-counter, as long as the underlying securities, or securities represented by an index, are permitted investments of the Fund.

Options and futures can be volatile instruments, and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it is not able to close out its positions because of an illiquid secondary market.

In order to cover any obligations it may have under options or futures contracts in accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Fund will either own the underlying asset, have a contract to acquire such an asset without additional cost or set aside, in a segregated account, high quality liquid assets in an amount at least equal in value to such obligations.

      ILLIQUID SECURITIES are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund's books.

      INVESTMENT COMPANY SHARES - Shares of other mutual funds which may be purchased by the Fund to the extent consistent with applicable law. Under these rules and regulations of the Investment Company Act of 1940 (the "1940 Act"), a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund would own more than 3% of the total voting stock of the company; securities issued by any one investment company represented more than 5% of the Fund's assets; or securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders of the Funds would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

OPTIONS - Put and call options for the various securities and indices are traded on national securities exchanges. As consistent with the Fund's investment objectives, options may be used by the Fund from time to time as the Sub-Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although the Fund may engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Sub-Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. If the Fund writes call options, it will write only covered call options.

      REPURCHASE AGREEMENTS are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price

(including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

      Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Funds, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

      RESTRICTED SECURITIES - Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and the Fund may invest up to 15% of its net assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Sub-Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Sub-Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Sub-Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

      SECURITIES LENDING - The Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by cash or liquid securities as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of its total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

      STANDBY COMMITMENTS AND PUTS permit the holder to sell securities subject to the standby commitment or put at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

      WHEN-ISSUED SECURITIES involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

      Segregated accounts will be established with the custodian, and the Fund will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

      The Fund's investment goal and following investment limitations are fundamental policies of the Fund and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Invest more than 25% of its assets in any one industry, except that the money market funds may do so with respect to U.S. government obligations and U.S. bank obligations.

2.    Invest more than 5% of its assets in the securities of any one issuer.

3. Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only to 75% of the Fund's net assets.

4.    Invest in companies for the purpose of exercising control.

5. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

6. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements; and (c) the Fund may engage in securities lending.

7. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (5) above in aggregate amounts not to exceed 33% of total assets taken at current value at the time of the incurrence of such loan.

8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, the Fund may invest in companies which invest in real estate, and in commodities contracts.

9. Make short sales of securities or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

11. Purchase securities of other investment companies, except as permitted by the 1940 Act and the rules and regulations thereunder.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

13. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICY

      The following investment limitations are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

      The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

      The foregoing percentages will apply at the time the Fund purchases the security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                   THE ADVISER

      GENERAL. Bishop Street Capital Management (the "Adviser") is an indirect subsidiary of BancWest Corporation and a direct subsidiary of First Hawaiian Bank. BancWest Corporation and First Hawaiian Bank are indirect subsidiaries of BNP Paribas. The Adviser continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by the Trustees of the Trust. The principal business address of the Adviser is 999 Bishop Street, Honolulu, Hawaii 96813. As of March 31, 2002, total assets under the Adviser's management were approximately $[X.X] billion.

      ADVISORY AGREEMENT WITH THE TRUST. The Trust and First Hawaiian Bank entered into an advisory agreement (the "Advisory Agreement") dated March 31, 1999. BancWest Corporation, the entity formed by the merger of First Hawaiian, Inc., the parent of First Hawaiian Bank, and BancWest Corporation, has created an investment advisory subsidiary entitled Bishop Street Capital Management. On November 9, 1999, the Board of Trustees of the Trust approved Bishop Street Capital Management as the new adviser to the Funds. This change became effective on February 22, 2000. The Advisory Agreement between First Hawaiian Bank and the Bishop Street Funds, and the obligations contained in that Agreement have been assumed by Bishop Street Capital Management (the "Adviser"). Bishop Street Capital Management employs the same investment personnel under First Hawaiian Bank and the management and control of the Adviser, as well as the services provided, remain the same. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

      The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

      The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Fund, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

      ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.74% of the Fund's daily average net assets.

                                 THE SUB-ADVISER

      GENERAL. BNP Paribas Asset Management, Inc. (the "Sub-Adviser") serves as the Fund's sub-adviser and manages the Fund's portfolio on a day-to-day basis. The Sub-Adviser selects, buys, and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees. As of March 31, 2002, BNP Paribas Asset Management, Inc. had over $[XXX] billion in assets under management.

      SUB-ADVISORY AGREEMENT WITH THE ADVISOR. The Advisor entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with the Sub-Adviser dated _________, 2002, relating to the Fund.

      SUB-ADVISORY FEES PAID TO THE SUB-ADVISER. Under the Sub-Advisory Agreement, the Sub-Adviser is entitled to fees which are calculated daily and paid monthly at an annual rate of 0.37% of the Fund's average daily net assets (less any waivers).

                                THE ADMINISTRATOR

      GENERAL. SEI Investments Mutual Funds Services (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds, including, but without limitation to: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., The Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, UAM Funds Trust, UAM Funds, Inc. II, and UAM Funds, Inc.

      ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement") dated January 27,

1995. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent for the Fund.

      The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

      ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets.

                                 THE DISTRIBUTOR

      The Trust and SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Drive, Oaks, Pennsylvania 19456 a wholly-owned subsidiary of SEI, are parties to a distribution agreement dated January 27, 1995 (the "Distribution Agreement") whereby the Distributor acts as a principal underwriter for the Trust's shares.

      The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

      Depending upon the amount of an investment in the Class A Shares, the front-end sales load reallowed to dealers will vary:

STRATEGIC GROWTH FUND

                                              DEALER REALLOWANCE AS A PERCENTAGE
INVESTMENT AMOUNT:                                    OF OFFERING PRICE
------------------                            ----------------------------------
  Less than $50,000                                         5.75%
  $50,000 but less than $100,000                            4.50%
  $100,000 but less than $250,000                           3.50%
  $250,000 but less than $500,000                           2.50%
  $500,000 but less than $1,000,000                         2.00%
  $1,000,000 and over                                       0.00%*

*Even though you do not pay a sales charge on purchases of $1,000,000 or more, the Distributor may pay dealers a 1% commission for these transactions.

      The Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to the Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and amount is pays to third parties.

      DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan (the "Plan") for the Class A shares of the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("Qualified Trustees"). The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

      The Plan provides that Class A shares of the Fund will pay the Distributor a fee of .25% of the average daily net assets of the shares which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. The Trust intends to operate the Plan in accordance with its terms and with the NASD rules concerning sales charges.

      Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the Securities and Exchange Commission ("SEC") by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                               THE TRANSFER AGENT

      DST Systems, Inc., 330 W. 9th Street, Kansas City, Missouri 64105 serves as the Fund's transfer agent.

                                  THE CUSTODIAN

      Union Bank of California, N.A., San Francisco, California 94104 serves as the Fund's custodian.

                                 CODES OF ETHICS

      The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Investment Adviser, Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics of the Trust, Investment Adviser, Sub-Adviser, and Distributor is on file with the Securities and Exchange Commission, and is available to the public.

                             INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103 serves as the Fund's independent accountants.

                                  LEGAL COUNSEL

      Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103 serves as legal counsel to the Trust.

                       TRUSTEES AND OFFICERS OF THE TRUST

      BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing all of the Trust's funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

      MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

An asterisk (*) indicates an "interested person" as defined by the 1940 Act.

      MARTIN ANDERSON (DOB 11/16/23) - Trustee since 1994 - Partner, Goodsill, Anderson, Quinn & Stifel since 1951.

      CHARLES E. CARLBOM (DOB 08/20/34) - Trustee since 1999 - Chairman, BPI, Inc. since 1997; President and CEO, United Grocers Inc. (1997-1999); President and CEO, Western Family Food Inc., Western Family Holdings Inc. (1982-1997).

      *PHILIP H. CHING (DOB 01/11/31) - Trustee since 1994 - Retired since 1996; Vice Chairman, First Hawaiian Bank (1968-1996).

      JAMES L. HUFFMAN (DOB 03/25/45) - Trustee since 1999 - Dean and Professor, Lewis & Clark Law School since 1973.

      *ROBERT A. NESHER (DOB 08/17/46) - Chairman and President of the Board of Trustees since 1998 - Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated; Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

      *WILLIAM S. RICHARDSON (DOB 12/22/19) - Trustee since 1994 - Retired since 1992.

      PETER F. SANSEVERO (DOB 01/06/33) - Trustee since 1999 - Retired since
1994.

      MANUEL R. SYLVESTER (DOB 06/20/30) - Trustee since 1994 - Retired since 1992.

      JOYCE S. TSUNODA (DOB 01/01/38) - Trustee since 1994 - Chancellor - Community Colleges - University of Hawaii since 1983; Senior Vice President - University of Hawaii System since 1989.

      BOARD STANDING COMMITTEES. The Board has established the following standing committees:

      AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include:

recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Anderson, Carlbom, Huffman, Sansevero, and Sylvester and Ms. Tsunoda currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

      FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher, Sansevero and Richardson currently serve as members of the Fair Value Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

      NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. Messrs. Anderson, Carlbom, Huffman, and Sylvester and Ms. Tsunoda currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS. In approving the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund, the Board requested and received written materials from the Adviser and Sub-Adviser about: (a) the quality of the Adviser's and Sub-Adviser's investment management and other services; (b) the Adviser's and Sub-Adviser's investment management personnel; (c) the Adviser's and Sub-Adviser's operations and financial condition; (d) the Adviser's and Sub-Adviser's trading practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser and Sub-Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's and Sub-Adviser's profitability from Fund-related operations; (h) the Adviser's and Sub-Adviser's compliance systems; (i) the Adviser's and Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' and Sub-Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Adviser's and Sub-Adviser's performance records for similar mutual funds (if any).

      At the meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's and Sub-Adviser's fees and other aspects of the Advisory and Sub-Advisory Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's and Sub-Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

      Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Advisory and Sub-Advisory Agreement are fair and reasonable; and (b) concluded that the Adviser's and Sub-Adviser's fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to the Funds.

      FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                              DOLLAR RANGE                 DOLLAR RANGE
                                   DOLLAR       OF FUND        DOLLAR        OF FUND       DOLLAR
                 DOLLAR RANGE     RANGE OF      SHARES        RANGE OF       SHARES        RANGE OF      AGGREGATE
                    OF FUND     FUND SHARES     (HAWAII     FUND SHARES     (TREASURY     FUND SHARES   DOLLAR RANGE
                    SHARES      (HIGH GRADE    MUNICIPAL       (MONEY      MONEY MARKET    (STRATEGIC     OF SHARES
NAME             (EQUITY FUND)  INCOME FUND)   BOND FUND)    MARKET FUND)      FUND)      GROWTH FUND)   (ALL FUNDS)
---------------------------------------------------------------------------------------------------------------------
Anderson           $1-$10,000       None          None           None          None           None       $1-$10,000
Carlbom            $10,001-         None          None           None          None           None       $10,001-
                   $50,000                                                                               $50,000
Ching                None           None          Over           Over          None           None      Over $100,000
                                                $100,000*     $100,000*
Huffman              None           None          None           None          None           None          None
Nesher               None           None          None           None          None           None          None
Richardson
Sansevero            None           None          None           None          None           None          None
Sylvester          $10,001-         None          None        $10,001-         None           None       $10,001-
                   $50,000                                    $50,000                                    $50,000
Tsunoda              None        $1-10,000        None           None          None           None       $1-10,000

* These shares are owned by an immediate family member. Mr. Ching disclaims beneficial ownership

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                                    AGGREGATE          PENSION OR       ESTIMATED ANNUAL         TOTAL
 NAME OF PERSON AND POSITION       COMPENSATION        RETIREMENT        BENEFITS UPON       COMPENSATION
                                                    BENEFITS ACCRUED       RETIREMENT            FROM
                                                     AS PART OF FUND                        REGISTRANT AND
                                                        EXPENSES                             FUND COMPLEX
                                                                                                PAID TO
                                                                                               DIRECTORS
----------------------------------------------------------------------------------------------------------
Martin Anderson, Trustee             $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board

Charles E. Carlbom, Trustee          $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board

Philip H. Ching, Trustee*            $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board

James L. Huffman, Trustee            $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board

Robert A. Nesher, Trustee*              $0                 $0                  $0           $0 for services
                                                                                              on 1 board

William S. Richardson,
Trustee*                             $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board

Peter S. Sansevero, Trustee          $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board

Manuel R. Sylvester, Trustee         $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board

Joyce S. Tsunoda, Trustee            $10,000               $0                  $0             $10,000 for
                                                                                             services on 1
                                                                                                 board

* Messrs. Ching, Nesher, and Richardson are Trustees who may be deemed to be "interested persons" of the Trust, as the term is defined in the 1940 Act.

      TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

      Certain officers of the Trust also serve as officers of some or all of the following: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., The Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust,

Turner Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., UAM Funds, Inc., UAM Funds, Inc. II, UAM Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc., distributed by SEI Investments Distribution Co.

      JULIA BABIK - (DOB 11/1/68) - Treasurer and Controller - Director of Funds Accounting for SEI Investments since 2000, Employed by SEI Investments since 1993.

      TIMOTHY D. BARTO (DOB 03/28/68) - Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert, Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1993-1997).

      TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary
- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm) (1994-1995).

      LYDIA A. GAVALIS (DOB 06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange (1989-1998).

      CHRISTINE M. MCCULLOUGH (DOB 12/02/60) - Assistant Secretary- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

      JOHN C. MUNCH (DOB 5/7/71) - Vice President and Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001. Associate at Howard Rice Nemorovski Canady Falk & Rabin (1998-2001). Associate at Seward & Kissel (1996-1998).

      SHERRY K. VETTERLEIN (DOB 06/22/62) - Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since January 2000. Shareholder/Partner, Buchanan Ingersoll Professional Corporation (1992-2000).

      WILLIAM E. ZITELLI, JR. (DOB 06/14/68) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998-2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994-1997).

                                    REPORTING

      The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

                                   PERFORMANCE

      From time to time, the Fund may include the Fund's yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Fund refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of the Fund is calculated from two factors: the amount of dividends earned by the Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

      Performance information for the Fund contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

      In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources.

                              COMPUTATION OF YIELDS

      Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth below and differences in the methods used in valuing portfolio instruments.

      Yield = (2 (a - b/cd + 1)(6) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

                           CALCULATION OF TOTAL RETURN

      TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of the Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(n) = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

      TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of the Fund refers to the average annual compounded rate of return, taking into account the tax impact of the Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(D), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV(D) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains (applicable tax rates may vary over the measurement period). Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

      TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of the Fund refers to the average annual compounded rate of return, taking into account the tax impact of the Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV(DR) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Fund are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains (applicable tax rates may vary over the measurement period). Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

                         PURCHASING AND REDEEMING SHARES

      Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. Purchases and redemptions will be made in full and fractional shares that are calculated to three decimal places.

      It is currently the Trust's policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust of up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

      The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Sub-Adviser, the Administrator and/or the custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

      GENERAL POLICY. The Fund's policies are based on Section 2(a)(41) of and Rule 2a-4 under the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees.

      EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

      USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

                                      TAXES

      The following is only a summary of certain federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

      FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the " Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

      QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

      In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of each Fund 's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls or that are engaged in the same, similar or related trades or business.

      Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

      If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

      The Funds each may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

      A Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income.

      A Fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held

Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

      If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

      Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

      In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 30.5% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

      FEDERAL EXCISE TAX. If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

      STATE TAXES. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

                                FUND TRANSACTIONS

      BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

      In addition, the Sub-Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser, Sub-Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser and Sub-Adviser believe that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

      BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Sub-Adviser may select a broker based upon brokerage or research services provided to the Sub-Adviser. The Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

      Section 28(e) of the 1934 Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Sub-Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

      To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Sub-Adviser under the Sub-Advisory Agreement. Any advisory or other fees paid to the Sub-Adviser are not reduced as a result of the receipt of research services.

      In some cases the Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Sub-Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

      From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

      BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

                              DESCRIPTION OF SHARES

      The Agreement and Declaration of Trust ("Declaration of Trust") authorizes the issuance of an unlimited number of each series. Each Fund share represents an equal proportionate interest in the Fund with each other Fund share. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of the Fund, after taking into account additional distribution and transfer agency expenses attributable to Class A shares. Shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. All consideration received by the Trust for shares of any additional series or separate class and all assets in which such consideration is invested would belong to that series or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                                     VOTING

      Each share held entitles the shareholder of record to one vote. The shareholders of the Fund or class will vote separately on matters pertaining solely to the Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

      Where the Fund's Prospectus or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

      The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their Offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                               BISHOP STREET FUNDS

                            PART C: OTHER INFORMATION

ITEM 23.    EXHIBITS:

(a)(1) Agreement and Declaration of Trust dated May 25, 1994 as originally filed with the Registrant's Registration Statement on Form N-1A
            (File No. 33-80514) filed with the SEC on June 20, 1994, is incorporated herein by reference to Exhibit 1 of Post-Effective
            Amendment No. 3 to the Registrant's Registration Statement, as filed
            February 29, 1996.

(a)(2)      Amended and Restated Agreement and Declaration of Trust dated
            September 1, 1994 as originally filed with the Registrant's
            Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-80514) filed with the SEC on September 7, 1994, is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's
            Registration Statement, as filed February 29, 1996.

(b)(1)      By-Laws of the Registrant as originally filed with the Registrant's
            Registration Statement filed with the SEC on Form N-1A (File No.
            33-80514) on June 20, 1994, are incorporated herein by reference to
            Exhibit 2 of Post-Effective Amendment No. 3 to the Registrant's
            Registration Statement, as filed February 29, 1996.

(b)(2) Amended By-Laws of the Registrant as originally filed with the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on
            Form N-1A (File No. 33-80514) on September 7, 1994, are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 3 to the Registrant's Registration
            Statement, as filed February 29, 1996.

(b)(3) Amended By-Laws of the Registrant are incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 26, 1998.

(c)         Not applicable.

(d)(1)      Investment Advisory Agreement between the Registrant and First
            Hawaiian Bank dated January 25, 1995, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 3 to the
            Registrant's Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed February 29, 1996.

(d)(2)      Investment Sub-Advisory Agreement by and among the Registrant, First
            Hawaiian Bank and Wellington Management Company, LLP dated January
            27, 1995, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 3 to the Registrant's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(d)(3) Amended and Restated Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and Wellington Management
            Company, LLP dated April 30, 1996, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 5 to the
            Registrant's Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed April 30, 1997.

(d)(4)      Schedule B dated April 30, 1996, to the Investment Advisory
            Agreement dated January 27, 1995, between the Registrant and First
            Hawaiian Bank, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 5 to the Registrant's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1997.

(d)(5)      Investment Advisory Agreement between the Registrant and First
            Hawaiian Bank dated March 31, 1999, is incorporated herein by reference to Exhibit (d)5 of Post-Effective Amendment No. 12 to the
            Registrants Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed April 30, 1999.

(d)(6)      Investment Sub-Advisory Agreement by and among the Registrant,
            First Hawaiian Bank and Wellington Management Company, LLP dated
            March 31, 1999, is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration
            Statement on Form N-1A (File No. 33-80514), as filed April 30,
            1999.

(d)(7)      Assignment and Assumption Agreement between First Hawaiian Bank and
            Bishop Street Capital Management dated February 22, 2000 is incorporated herein by reference to Exhibit (d)(7) of Post-Effective
            Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(d)(8)      Consent to Assignment and Assumption of the Investment Advisory
            Agreement between the Bishop Street Funds and First Hawaiian Bank is incorporated herein by reference to Exhibit (d)(8) of Post-Effective
            Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.


(d)(9)      Consent to Assignment and Assumption of the Investment Sub-Advisory
            Agreement between First Hawaiian Bank and Wellington Management LLP is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 14 to the Registrant's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.


(e)(1)      Distribution Agreement between the Registrant and SEI Financial
            Services Company dated January 27, 1995, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 3 to the
            Registrant's Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed February 29, 1996.

(e)(2)      Amended and Restated Distribution Agreement between the
            Registrant and SEI Investments Distribution Co. dated June 10,
            1999, is incorporated herein by reference to Exhibit (e)2 of Post-Effective Amendment No. 13 to the Registrant's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed June 11, 1999.

(f)         Not Applicable.

(g)         Custodian Agreement between the Registrant and Chemical Bank,
            N.A. dated October 24, 1994, is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 3 to the
            Registrant's Registration Statement filed with the SEC on Form
            N-1A (File No. 33-80514), as filed February 29, 1996.

(h)(1)      Administration Agreement between the Registrant and SEI Financial
            Management Corporation dated January 27, 1995, is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No.
            3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(h)(2)      Transfer Agent Agreement between the Registrant and Supervised
            Service Company, Inc. dated January 30, 1995, is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment
            No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(h)(3) Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI
            Fund Resources dated June 1, 1996, is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 5 to the
            Registrant's Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed April 30, 1997.


(i)         Not Applicable.

(j)         Not Applicable.


(k)         Not Applicable.

(l)         Not Applicable.

(m)(1) 12b-1 Plan (Class B) dated January 27, 1995 as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, is incorporated herein by reference to Exhibit 15 of Post-Effective
            Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29,
            1996.

(m)(2) 12b-1 Plan (Class A) dated January 27, 1995, is incorporated herein by reference to Exhibit (m)2 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on Form
            N-1A (File No. 33-80514), as filed June 11, 1999.

(o)(1)      Rule 18f-3 Plan (Class B) as originally filed with the
            Registrant's Post-Effective Amendment No. 1 on July 31, 1995, is incorporated herein by reference to Exhibit 18 of Post-Effective
            Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February
            29, 1996.

(o)(2) Rule 18f-3 Plan (Class A) dated May 13, 1999, is incorporated herein by reference to Exhibit (o)2 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on Form
            N-1A (File No. 33-80514), as filed June 11, 1999.

(p)(1) Code of Ethics for the Bishop Street Funds is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(p)(2) Code of Ethics for First Hawaiian Bank is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(p)(3)      Code of Ethics for Wellington Management Company, LLP dated March 1,
            2000 is incorporated herein by reference to Exhibit (p)4 of Post-Effective Amendment No. 26 of the Arbor Fund's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-50718), as filed March 16, 2000.

(q)         Powers of Attorney for Martin Anderson, Charles E. Carlbom,
            Philip H. Ching, James L. Huffman, William S. Richardson, Peter
            F. Sansevero, Manuel R. Sylvester and Joyce S. Tsunoda are incorporated herein by reference to Exhibit (p) of Post-Effective
            Amendment No. 12 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April
            30, 1999.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

      See the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.   INDEMNIFICATION:

      Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT SUB-ADVISER:

      Other business, profession, vocation, or employment of a substantial nature in which each director or principal executive officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

FIRST HAWAIIAN BANK

      As of February 22, 2000, Bishop Street Capital Management serves as adviser to the Funds. Bishop Street Capital Management is an investment adviser registered under the Investment Advisers Act of 1940.

      For the fiscal year ended December 31, 1999, First Hawaiian Bank was the adviser for the Registrant's Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and Treasury Money Market Fund. First Hawaiian Bank is an investment adviser registered under the Investment Advisers Act of 1940. The principal business address of First Hawaiian Bank and BancWest Corporation is 999 Bishop Street, Honolulu, Hawaii 96813. The principal business address for Bank of the West is 180 Montgomery Street, San Francisco, California 94104. The principal business address for HighMark Capital Management, Inc. is 475 Sansome Street, Suite 1400, San Francisco, CA 94111.

 NAME AND POSITION WITH
   INVESTMENT ADVISER      NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
   ------------------      ---------------------   -----------------------------

Robert A. Alm             First Hawaiian Bank      Executive Vice
President                                          President

William E. Atwater        First Hawaiian Bank      Executive Vice
Vice President &                                   President, General
Assistant Secretary                                Counsel, Assistant
                                                   Secretary

Walter A. Dods, Jr.       BancWest Corporation     Chairman & Chief
Director                                           Executive Officer

                          First Hawaiian Bank      Chairman & Chief
                                                   Executive Officer


James D. Dresser          HighMark Capital         Vice President,
Vice President &          Management Company, Inc. Institutional Sales
Regional Sales Manager                             and Marketing

Anthony D. Goo            First Hawaiian Bank      Senior Vice President,
Senior Vice President &                            Senior Portfolio
Chief Investment Officer                           Manager

Bradford L. Harrison      First Hawaiian Bank      Vice President,
Vice President,                                    Institutional
Marketing & Client                                 Investment Marketing
Servicing

Donald G. Horner          First Hawaiian Bank      Vice Chairman
Director

Howard H. Karr            First Hawaiian Bank      Vice Chairman
Director

Michael R. Masuda         First Hawaiian Bank      Vice President
Senior Vice President &
Senior Operating Officer

T. Mark McCamley          First Hawaiian Bank      Investment Officer
Client Service Director

Don J. McGrath            BancWest Corporation     President & Chief
Director                                           Operating Officer

                          Bank of the West         President & Chief
                                                   Operating Officer

John K. Tsui              First Hawaiian Bank      President & Chief
Director, Chairman &                               Operating Officer
Chief Executive Officer

Herbert E. Wolff          BancWest Corporation     Senior Vice President
Secretary                                          & Secretary

                          First Hawaiian Bank      Senior Vice President
                                                   & Secretary

Albert M. Yamada          First Hawaiian Bank      Executive Vice
Treasurer                                          President & Chief
                                                   Financial Officer

WELLINGTON MANAGEMENT COMPANY, LLP

      Wellington Management Company, LLP ("Wellington") is a sub-adviser for the Registrant's Money Market Fund and Treasury Money Market Fund. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109. Wellington is an investment adviser registered under the Investment Advisers Act of 1940. The principal business address for Wellington Hedge Management, Inc., Wellington Management International, Wellington Sales Corporation and Wellington Trust Company, NA is the same as Wellington Management Company. The principal business for Wellington International Management Company Pte Ltd. is Six Battery Road, Ste. 17-06, Singapore 049909. The principal business address for Wellington Global Administrator, Ltd., Wellington Global Holdings, Ltd. and Wellington Management Global Holdings, Ltd. is Clarendon House, 2 Church Street, PO Box HM 666, Hamilton HMCX, Bermuda. The principal business for Wellington Luxembourg SCA is 33, Boulevard Prince Henri, L-2014 Luxembourg.

 NAME AND POSITION WITH
   INVESTMENT ADVISER     NAME OF OTHER COMPANY    CONNECTION WITH OTHER COMPANY
   ------------------     ---------------------    -----------------------------
Kenneth Lee Abrams                   --                      --
Partner

Nicholas Charles Adams               --                      --
Partner

Rand Lawrence Alexander              --                      --
Partner

Deborah Louise Allinson   Wellington Trust         Vice President
Partner                   Company, NA

Steven C. Angeli                     --                      --
Partner

James Halsey Averill                 --                      --
Partner

John F. Averill           Wellington Hedge         Vice President
Partner                   Management, Inc.

Karl E. Bandtel           Wellington Global        Sr. Vice President
Partner                   Administrator, Ltd.

                          Wellington Global        Sr. Vice President
                          Holdings, Ltd.
                                                   Sr. Vice President
                          Wellington Hedge
                          Management, Inc.

Mark James Beckwith                  --                      --
Partner

Kevin J. Blake                       --                      --
Partner

William Nicholas Booth               --                      --
Partner

 NAME AND POSITION WITH
   INVESTMENT ADVISER     NAME OF OTHER COMPANY    CONNECTION WITH OTHER COMPANY
   ------------------     ---------------------    -----------------------------
Paul Braverman            Wellington Global        Treasurer
Partner                   Administrator, Ltd.

                          Wellington Global        Treasurer
                          Holdings, Ltd.
                                                   Treasurer
                          Wellington Hedge
                          Management, Inc.
                                                   Director
                          Wellington
                          International
                          Management Company Pte   Treasurer
                          Ltd.

                          Wellington Management    Partner & CFO
                          Global Holdings, Ltd.

                          Wellington Management    President and Treasurer
                          International, LLP
                                                   Vice President and
                          Wellington Sales         Treasurer/Cashier
                          Corporation

                          Wellington Trust
                          Company, NA

Robert A. Bruno                      --                      --
Partner

Maryann Evelyn Carroll               --                      --
Partner

Pamela Dippel             Wellington Trust         Vice President
Partner                   Company, NA

Robert Lloyd Evans                   --                      --
Partner

Lisa de la Fuente Finkel  Wellington Global        Sr. Vice President &
Partner                   Administrator, Ltd.      Director

                          Wellington Global
                          Holdings, Ltd.           Director

                          Wellington Hedge         Sr. Vice President
                          Management, Inc.

                          Wellington Luxembourg    Supervisory Board
                          S.C.A.
                                                   Director
                              Wellington Management
                              Global Holdings, Ltd.
                                                   Sr. Vice President &
                          Wellington Sales         Director
                          Corporation

Mark T. Flaherty          Wellington Trust         Vice President
Partner                   Company, NA

 NAME AND POSITION WITH
   INVESTMENT ADVISER     NAME OF OTHER COMPANY    CONNECTION WITH OTHER COMPANY
   ------------------     ---------------------    -----------------------------
Charles Townsend Freeman             --                      --
Partner

Laurie Allen Gabriel      Wellington Global        Sr. Vice President
Managing Partner          Administrator, Ltd.

                          Wellington Hedge         Sr. Vice President &
                          Management, Inc.         Director

                          Wellington Trust
                          Company, NA              Vice President

John Herrick Gooch        Wellington Global        President & Director
Partner                   Administrator, Ltd.

                          Wellington Global        President & Director
                          Holdings, Ltd.
                                                   President
                          Wellington Hedge
                          Management, Inc.
                                                   President & Director
                          Wellington Management
                          Global Holdings, Ltd.
                                                   Partner
                          Wellington Management
                          International, LLP
                                                   Vice President &
                          Wellington Trust         Director
                          Company, NA

Nicholas Peter Greville   Wellington Global        Sr. Vice President
Partner                   Administrator, Ltd.

                          Wellington Global        Sr. Vice President
                          Holdings, Ltd.

                          Wellington               Director
                          International
                          Management Company Pte   Partner
                          Ltd.

                          Wellington Management
                          International, LLP

Paul J. Hamel             Wellington Trust         Vice President & Bank
Partner                   Company, NA              Information Systems
                                                   Officer

Lucius Tuttle Hill, III              --                      --
Partner

Jean M. Hynes                        --                      --
Partner

 NAME AND POSITION WITH
   INVESTMENT ADVISER     NAME OF OTHER COMPANY    CONNECTION WITH OTHER COMPANY
   ------------------     ---------------------    -----------------------------
Paul David Kaplan         Wellington Global        Director
Partner                   Administrator, Ltd.

                          Wellington Global        Director
                          Holdings, Ltd.
                                                   Director
                          Wellington Management
                          Global Holdings, Ltd.

John Charles Keogh        Wellington Trust         Vice President
Partner                   Company, NA

George Cabot Lodge, Jr.   Wellington Global        Sr. Vice President
Partner                   Administrator, Ltd.
                                                   Sr. Vice President
                          Wellington Hedge
                          Management, Inc.

Nancy Therese Lukitsh     Wellington Global        Sr. Vice President
Partner                   Administrator, Ltd.

                          Wellington Hedge         Sr. Vice President
                          Management, Inc.

                          Wellington Trust         Vice President  &
                          Company, NA              Director

Mark Thomas Lynch                    --                      --
Partner

Christine Smith Manfredi  Wellington Global        Sr. Vice President
Partner                   Administrator, Ltd.

                          Wellington Global        Sr. Vice President
                          Holdings, Ltd.
                                                   Sr. Vice President
                          Wellington Hedge
                          Management, Inc.
                                                   Vice President
                          Wellington Trust
                          Company, NA

Earl Edward McEvoy                   --                      --
Partner

 NAME AND POSITION WITH
   INVESTMENT ADVISER     NAME OF OTHER COMPANY    CONNECTION WITH OTHER COMPANY
   ------------------     ---------------------    -----------------------------
Duncan Mathieu McFarland  Wellington Global        Chairmain & Director
Managing Partner          Administrator, Ltd.

                          Wellington Global        Chairman & Director
                          Holdings, Ltd.
                                                   Chairman & Director
                          Wellington Hedge
                          Management, Inc.
                                                   Director
                          Wellington
                          International
                          Management Company Pte   Chairman & Director
                          Ltd.

                          Wellington Management    Partner
                          Global Holdings Ltd.

                          Wellington Management    Chairman of the Board
                          International, LLP       & Director

                          Wellington Trust
                          Company, NA

Paul Mulford Mecray, III             --                      --
Partner

Matthew Edward Megargel              --                      --
Partner

James Nelson Mordy                   --                      --
Partner

Diane Carol Nordin        Wellington Global        Sr. Vice President
Partner                   Administrator, Ltd.

                          Wellington Hedge         Sr. Vice President
                          Management, Inc.

Stephen T. O'Brien                   --                      --
Partner

Andrew S. Offit                      --                      --
Partner

Edward Paul Owens                    --                      --
Partner

Saul Joseph Pannell                  --                      --
Partner

Thomas Louis Pappas                  --                      --
Partner

 NAME AND POSITION WITH
   INVESTMENT ADVISER     NAME OF OTHER COMPANY    CONNECTION WITH OTHER COMPANY
   ------------------     ---------------------    -----------------------------
Jonathan Martin Payson    Wellington Global        Director
Partner                   Administrator, Ltd.

                          Wellington Global        Director
                          Holdings, Ltd.
                                                   Director
                          Wellington Management
                          Global Holdings, Ltd.
                                                   Sr. Vice President
                          Wellington Sales
                          Corporation              President & Director

                          Wellington Trust
                          Company, NA

Philip H. Perelmuter                 --                      --
Partner

Robert Douglas Rands                 --                      --
Partner

Eugene Edward Record, Jr. Wellington Trust         Vice President
Partner                   Company, NA

James Albert Rullo                   --                      --
Partner

John Robert Ryan          Wellington Hedge         Director
Managing Partner          Management, Inc.

Joseph Harold Schwartz               --                      --
Partner

James H. Shakin                      --                      --
Partner

Theodore Shasta                      --                      --
Partner

Binkley Calhoun Shorts               --                      --
Partner

Scott E. Simpson          Wellington Hedge         Vice President
Partner                   Management, Inc.

Trond Skramstad                      --                      --
Partner

Catherine Anne Smith                 --                      --
Partner

Stephen Albert Soderberg             --                      --
Partner

 NAME AND POSITION WITH
   INVESTMENT ADVISER     NAME OF OTHER COMPANY    CONNECTION WITH OTHER COMPANY
   ------------------     ---------------------    -----------------------------
Eric Stromquist           Wellington Hedge         Sr. Vice President
Partner                   Management, Inc.

Brendan James Swords      Wellington Global        Sr. Vice President
Partner                   Administrator, Ltd.

                          Wellington Hedge         Sr. Vice President
                          Management, Inc.

Harriett Tee Taggart                 --                      --
Partner

Perry Marques Traquina               --                      --
Partner

Gene Roger Tremblay                  --                      --
Partner

Michael Aaron Tyler                  --                      --
Partner

Mary Ann Tynan            Wellington Luxembourg    Supervisory Board
Partner                   S.C.A.
                                                   Partner & Compliance
                          Wellington Management    Officer
                          International, LLP
                                                   Sr. Vice President,
                          Wellington Sales         Clerk & Director
                          Corporation
                                                   Vice President & Trust
                          Wellington Trust         Officer
                          Company, NA

Clare Villari                        --                      --
Partner

Ernst Hans von Metzsch    Wellington Global        Sr. Vice President
Partner                   Administrator, Ltd.

                          Wellington Global        Sr. Vice President
                          Holdings, Ltd.
                                                   Sr. Vice  President
                          Wellington Hedge
                          Management, Inc.

 NAME AND POSITION WITH
   INVESTMENT ADVISER     NAME OF OTHER COMPANY    CONNECTION WITH OTHER COMPANY
   ------------------     ---------------------    -----------------------------
James Leland Walters      Wellington Global        Deputy Chairman &
Partner                   Administrator, Ltd.      Director

                          Wellington Global        Deputy Chairman &
                          Holdings, Ltd.           Director

                          Wellington               Director
                          International
                          Management Company Pte
                          Ltd.

                          Wellington Luxembourg    Supervisory Board
                          S.C.A.

                          Wellington Management    Deputy Chairman , Sr.
                          Global Holdings, Inc.    Vice President & Director

                          Wellington Sales         Sr. Vice President,
                          Corporation              Assistant Clerk &
                                                   Director

                          Wellington Trust         Trust Counsel &
                          Company, NA              Director

Kim Williams                         --                      --
Partner

Francis Vincent                      --                      --
Wisneski, Jr.
Partner


ITEM 27.  PRINCIPAL UNDERWRITER:

      (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

      Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                                July 15, 1982
SEI Liquid Asset Trust                                November 29, 1982
SEI Tax Exempt Trust                                  December 3, 1982
SEI Index Funds                                       July 10, 1985
SEI Institutional Managed Trust                       January 22, 1987
SEI Institutional International Trust                 August 30, 1988
The Advisors' Inner Circle Fund                       November 14, 1991
The Pillar Funds                                      February 28, 1992
CUFUND                                                May 1, 1992
STI Classic Funds                                     May 29, 1992
First American Funds, Inc.                            November 1, 1992
First American Investment Funds, Inc.                 November 1, 1992
The Arbor Fund                                        January 28, 1993
The PBHG Funds, Inc.                                  July 16, 1993
STI Classic Variable Trust                            August 18, 1995
ARK Funds                                             November 1, 1995
Huntington Funds                                      January 11, 1996

SEI Asset Allocation Trust                            April 1, 1996
TIP Funds                                             April 28, 1996
SEI Institutional Investments Trust                   June 14, 1996
First American Strategy Funds, Inc.                   October 1, 1996
HighMark Funds                                        February 15, 1997
Armada Funds                                          March 8, 1997
PBHG Insurance Series Fund, Inc.                      April 1, 1997
The Expedition Funds                                  June 9, 1997
Alpha Select Funds                                    January 1, 1998
Oak Associates Funds                                  February 27, 1998
The Nevis Fund, Inc.                                  June 29, 1998
CNI Charter Funds                                     April 1, 1999
The Armada Advantage Fund                             May 1, 1999
Amerindo Funds, Inc.                                  July 13, 1999
Huntington VA Fund                                    October 15, 1999
Friends Ivory Funds                                   December 16, 1999
IShares Inc.                                          January 28, 2000
SEI Insurance Products Trust                          March 29, 2000
IShares Trust                                         April 25, 2000
Pitcairn Funds                                        August 25, 2000
First Focus Funds, Inc.                               October 1, 2000
JohnsonFamily Funds, Inc.                             November 1, 2000
Millennium Funds, Inc.                                November 1, 2000



The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

      (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless other wise noted, the business address of each director or officer is SEI Investments Distribution Co., Oaks, PA 19456.



                             Position and Office with             Positions and Offices
Name                                Underwriter                      with Registrant
----                                -----------                      ---------------
Alfred P. West, Jr.         Director, Chairman of the                       --
                            Board of Directors
Richard B. Lieb             Director, Executive Vice                        --
                            President
Carmen V. Romeo             Director                                        --
Mark J. Held                President & Chief                               --
                            Operating Officer
Dennis J. McGonigle         Executive Vice President                        --
Robert M. Silvestri         Chief Financial Officer &                       --
                            Treasurer
Leo J. Dolan, Jr.           Senior Vice President                           --
Carl A Guarino              Senior Vice President                           --
Larry Hutchison             Senior Vice President                           --
Jack May                    Senior Vice President                           --
Hartland J. McKeown         Senior Vice President                           --
Kevin P. Robins             Senior Vice President                           --
Patrick K. Walsh            Senior Vice President                           --
Robert Aller                Vice President                                  --
John D. Anderson            Vice President & Managing                       --
                            Director
Timothy D. Barto            Vice President & Assistant               Vice President &
                            Secretary                              Assistant Secretary
Gordon W. Carpenter         Vice President                                  --

Todd Cipperman              Senior Vice President &                  Vice President &
                            General Counsel                        Assistant Secretary
Robert Crudup               Vice President & Managing                       --
                            Director
Richard A. Deak             Vice President & Assistant                      --
                            Director
Scott W. Dellorfano         Vice President & Managing                       --
                            Director
Barbara Doyne               Vice President                                  --
Jeff Drennen                Vice President                                  --
Scott C. Fanatico           Vice President & Managing                       --
                            Director
Vic Galef                   Vice President & Managing                       --
                            Director
Steven A. Gardner           Vice President & Managing                       --
                            Director
Lydia A. Gavalis            Vice President & Assistant               Vice President &
                            Secretary                              Assistant Secretary
Greg Gettinger              Vice President & Assistant                      --
                            Secretary
Kathy Heilig                Vice President                                  --
Jeff Jacobs                 Vice President                                  --
Samuel King                 Vice President                                  --
John Kirk                   Vice President & Managing                       --
                            Director
Kim Kirk                    Vice President & Managing                       --
                            Director
John Krzeminski             Vice President & Managing                       --
                            Director
Alan H. Lauder              Vice President                                  --
Paul Lonergan               Vice President & Managing                       --
                            Director
Ellen Marquis               Vice President                                  --
Christine M.                Vice President & Assistant               Vice President &
McCullough                  Secretary                              Assistant Secretary
Carolyn McLaurin            Vice President & Managing                       --
                            Director
Mark Nagle                  Vice President                                  --
Joanne Nelson               Vice President                                  --
Cynthia M. Parrish          Vice President & Secretary                      --
Rob Redican                 Vice President                                  --
Maria Rinehart              Vice President                                  --
Steve Smith                 Vice President                                  --
Daniel Spaventa             Vice President                                  --
Kathryn L. Stanton          Vice President                                  --
Lori L. White               Vice President & Assistant                      --
                            Secretary
Wayne M. Withrow            Senior Vice President                           --
Wiliam E. Zitelli           Vice President & Assistant                      --
                            Secretary



ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS:

      Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

      (a) With respect to Rules 31a-1(a); 31(a)-1(b); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

            Chase Manhattan Bank
            4 New York Plaza
            New York, New York  10004

      (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D);
(4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

            SEI Investments Mutual Funds Services
            Oaks, Pennsylvania 19456

      (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Adviser:

      Bishop Street Capital Management       Wellington Management Company, LLP
      999 Bishop Street                      75 State Street
      Honolulu, Hawaii 96813                 Boston, Massachusetts 02109



ITEM 29.    MANAGEMENT SERVICES:

      None.



ITEM 30.    UNDERTAKINGS:

      Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the appropriate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

      Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

      Registrant undertakes to furnish each person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charges.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 16 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Honolulu, State of Hawaii on the 15th day of April, 2002.

                              By:   /s/ Robert A. Nesher
                                  -------------------------------------
                                    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

                   *                                        Trustee                              April 15 2002
-------------------------------------------
     Martin Anderson

                   *                                        Trustee                              April 15, 2002
-------------------------------------------
    Charles E. Carlbom

                   *                                        Trustee                              April 15, 2002
-------------------------------------------
     Philip H. Ching

                   *                                        Trustee                              April 15, 2002
-------------------------------------------
     James L. Huffman

                   *                                        Trustee                              April 15, 2002
-------------------------------------------
     William S. Richardson

                   *                                        Trustee                              April 15, 2002
-------------------------------------------
     Peter F. Sansevero

                   *                                        Trustee                              April 15, 2002
-------------------------------------------
     Manuel R. Sylvester

                   *                                        Trustee                              April 15, 2002
-------------------------------------------
     Joyce S. Tsunoda

     /s/ Julia Babik                                        Treasurer and Controller             April 15, 2002
-------------------------------------------
     Julia Babik

    /s/ Robert A. Nesher                                    President and Trustee                April 15, 2002
-------------------------------------------
     Robert A. Nesher

*By: /s/ Robert A. Nesher
     --------------------------------------
     Robert A. Nesher
     Attorney-in-Fact

                                  EXHIBIT INDEX

NAME              EXHIBIT
----              -------

EX-99.A(1)        Agreement and Declaration of Trust of the Registrant dated May
                  25, 1994, as originally filed with the Registrant's
                  Registration on June 20, 1994, is incorporated herein by
                  reference to Exhibit 1 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on
                  Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.A(2)        Amended and Restated Agreement and Declaration of Trust as
                  originally filed with the Registrant's Pre-Effective Amendment
                  No. 1 on Form N-1A (File No. 33-80514) with the SEC on
                  September 7, 1994, is incorporated herein by reference to
                  Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement, as filed February 29, 1996.

EX-99.B(1)        By-Laws of the Registrant as originally filed with the
                  Registrant's Registration Statement with SEC on Form N-1A
                  (File No. 33-80514) on June 20, 1994, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed February 29,
                  1996.

EX-99.B(2)        Amended By-Laws of the Registrant as originally filed with the
                  Registrant's Pre-Effective Amendment No. 1 filed with the SEC on Form N-1A (File No. 33-80514) on September 7, 1994, are
                  incorporated herein by reference to Exhibit 2(a) of
                  Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement, as filed February 29, 1996.

EX-99.B(3)        Amended By-Laws of the Registrant are incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 7 to
                  the Registrant's Registration Statement filed with the SEC on
                  Form N-1A (File No. 33-80514), as filed February 26, 1998.

EX-99.D(1)        Investment Advisory Agreement between the Registrant and First
                  Hawaiian Bank dated January 25, 1995, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.D(2)        Investment Sub-Advisory Agreement by and among the Registrant,
                  First Hawaiian Bank and Wellington Management Company, LLP
                  dated January 27, 1995, is incorporated herein by reference to
                  Exhibit 5(b) of Post-Effective Amendment No. 3 to the
                  Registrant's Registration Statement filed with the SEC on Form
                  N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.D(3)        Amended and Restated Investment Sub-Advisory Agreement by and
                  among the Registrant, First Hawaiian Bank and Wellington
                  Management Company, LLP dated April 30, 1996, is incorporated herein by reference to Exhibit 5(c) of Post-Effective
                  Amendment No. 5 to the Registrant's Registration Statement
                  filed with the SEC on Form N-1A (File No. 33-80514), as filed
                  April 30, 1997.

EX-99.D(4)        Schedule B dated April 30, 1996, to the Investment Advisory
                  Agreement dated January 27, 1995, between the Registrant and
                  First Hawaiian Bank, is incorporated herein by reference to
                  Exhibit 5(d) of Post-Effective Amendment No. 5 to the
                  Registrant's Registration Statement filed with the SEC on From
                  N-1A (File No. 33-80514), as filed April 30, 1997.

EX-99.D(5)        Investment Advisory Agreement between the Registrant and First
                  Hawaiian Bank dated March 31, 1999, is incorporated herein by reference to Exhibit (d)5 of Post-Effective Amendment No. 12 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1999.

EX-99.D(6)        Investment Sub-Advisory Agreement by and among the Registrant,
                  First Hawaiian Bank and Wellington Management Company, LLP
                  dated March 31, 1999, is incorporated herein by reference to
                  Exhibit (d)6 of Post-Effective Amendment No. 12 to the
                  Registrant's Registration Statement filed with the SEC on Form
                  N-1A (File No. 33-80514), as filed April 30, 1999.

EX.99.D(7)        Assignment and Assumption Agreement between First Hawaiian
                  Bank and Bishop Street Capital Management dated February 22,
                  2000 is incorporated herein by reference to Exhibit (d)(7) of
                  Post-Effective Amendment No. 14 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-80514), as filed May 1, 2000.

EX.99.D(8)        Consent to Assignment and Assumption of the Investment
                  Advisory Agreement between the Bishop Street Funds and First
                  Hawaiian Bank is incorporated herein by reference to Exhibit
                  (d)(8) of Post-Effective Amendment No. 14 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-80514), as filed May 1, 2000.

EX.99.D(9)        Consent to Assignment and Assumption of the Investment
                  Sub-Advisory Agreement between First Hawaiian Bank and
                  Wellington Management LLP is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 14 to the
                  Registrant's Registration Statement filed with the SEC on Form
                  N-1A (File No. 33-80514), as filed May 1, 2000.

EX-99.E(1)        Distribution Agreement between the Registrant and SEI
                  Financial Services Company dated January 27, 1995, is
                  incorporated herein by reference to Exhibit 6 of
                  Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-80514), as filed February 29, 1996.

EX-99E(2)         Amended and Restated Distribution Agreement between the
                  Registrant and SEI Investments Distribution Co. dated June
                  10, 1999, is incorporated herein by reference to Exhibit
                  (e)2 of Post-Effective Amendment No. 13 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A
                  (File No. 33-80514), as filed June 11, 1999.

EX.99.G           Custodian Agreement between the Registrant and Chemical
                  Bank, N.A., is incorporated herein by reference to Exhibit
                  8 of Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A
                  (File No. 80514), as filed February 29, 1996.

EX-99.H(1)        Administration Agreement between the Registrant and SEI
                  Financial Management Corporation dated January 20, 1995, is incorporated herein by reference to Exhibit 9(a) of
                  Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-80514), as filed February 29, 1996.

EX-99.H(2)        Transfer Agent Agreement between the Registrant and
                  Supervised Service Company, Inc. dated January 30, 1995, is incorporated herein by reference to Exhibit 9(b) of
                  Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-80514), as
                  filed February 29, 1996.

EX-99.H(3)        Consent to Assignment and Assumption of the Administration
                  Agreement between the Trust and SEI Financial Management
                  Corporation to SEI Fund Resources dated June 1, 1996, is
                  incorporated herein by reference to Exhibit 9(c) of
                  Post-Effective Amendment No. 5 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-80514), as filed April 30, 1997.

EX-99.M(1)        12b-1 Plan (Class B) dated January 27, 1995 as originally
                  filed with the Registrant's Pre-Effective Amendment No. 1 on
                  September 7, 1994, is incorporated herein by reference to
                  Exhibit 15 of Post-Effective Amendment No. 3 to the
                  Registrant's Registration Statement filed with the SEC on Form
                  N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.M(2)        12b-1 Plan (Class A) dated January 27, 1995, is incorporated herein by reference to Exhibit (m)2 of Post-Effective
                  Amendment No. 13 to the Registrant's Registration Statement
                  filed with the SEC on Form N-1A (File No. 33-80514), as filed
                  June 11, 1999.

EX-99.O(1)        Rule 18f-3 Plan (Class B) as originally filed with the
                  Registrant's Post-Effective Amendment No. 1 on July 31, 1995,
                  is incorporated herein by reference to Exhibit 18 of
                  Post-Effective Amendment No. 3 to the Registrant's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-80514), as filed February 29, 1996.

EX-99.O(2)        Rule 18f-3 Plan (Class A) dated May 13, 1999, is incorporated herein by reference to Exhibit (o)2 of Post-Effective
                  Amendment No. 13 to the Registrant's Registration Statement
                  filed with the SEC on Form N-1A (File No. 33-80514), as filed
                  June 11, 1999.

EX.99.P(1)        Code of Ethics for the Bishop Street Funds is incorporated herein by reference to Exhibit (p)(1) of Post-Effective
                  Amendment No. 14 to the Registrant's Registration Statement
                  filed with the SEC on Form N-1A (File No. 33-80514), as filed
                  May 1, 2000.
..
EX.99.P(2)        Code of Ethics for First Hawaiian Bank is incorporated
                  herein by reference to Exhibit (p)(2) of Post-Effective
                  Amendment No. 14 to the Registrant's Registration Statement
                  filed with the SEC on Form N-1A (File No. 33-80514), as
                  filed May 1, 2000

EX.99.P(3)        Code of Ethics for Wellington Management Company, LLP dated
                  March 1, 2000 is incorporated herein by reference to Exhibit
                  (p)4 of Post-Effective Amendment No. 26 of the Arbor Fund's
                  Registration Statement filed with the SEC on Form N-1A (File
                  No. 33-50718), as filed March 16, 2000.

EX-99.Q           Power of Attorney for Martin Anderson, Charles E. Carlbom,
                  Philip H.   Ching, James L. Huffman, William S. Richardson,
                  Peter F. Sansevero, Manuel R. Sylvester and Joyce S.
                  Tsunoda are incorporated herein by reference to Exhibit (p)
                  of Post-Effective Amendment No. 12 to the Registrant's
                  Registration Statement on Form  N-1A (File No. 33-80514),
                  as filed April 30, 1999.